CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 21   -       CONTINGENT LIABILITIES AND COMMITMENTS

A.
On February 24, 2016, a motion to certify a derivative action (hereinafter - the “Motion”) was received at the parent Company’s offices. The Motion was filed with the District Court (Economic Department) in Tel Aviv by Yaad Peer Management Services Ltd. (hereinafter - the “Applicant”), that holds shares of the parent Company. The motion was filed against all directors and office holders in the Company. The parent Company and the Company were added as respondents to the Motion.

The Motion deals with the Applicant’s claim for damages suffered by the parent Company, which is estimated by the Applicant, as of the filing of the Motion, at approximately $ 3 million, due to an alleged violation of the directors’ and officers’ fiduciary duty, duty of care and duty of expertise towards the parent Company in connection with a $3 million investment in a company registered in the Czech Republic and which holds an inactive hotel in the Czech Republic. According to the Applicant, the investment is not related in any way to the activity of the Company and is probably used to assist the controlling shareholder of the parent Company in other matters or to cover his other obligations.

As a result of the investigation that was conducted by the Securities Authority (the "Authority"), inter alia, regarding matters that have arisen as part of this litigation, restrictions were imposed as part of this investigation that prevent the former parent Company office holders, who are respondents to the Motion, from conversing with the attorneys of the parent Company. As part of the Motion – the date for submission of the parent Company’s response to the Motion has been postponed. On September 27, 2016, the Authority filed a notice updating the Court, in which it requested that the restrictions that it imposed remain in effect for further 6 months. On October 5, 2016, the parent Company filed a response to the Authority's update notice, in which it requested an extension of the deadline for submission of the parent Company's response to the Motion to 60 days after the restrictions imposed by the Authority are removed.

On January 22, 2017, the Court ruled that in light of the restrictions placed by the Authority, at this stage, the deadline for filing of the parent Company's response must be postponed. On May 10, 2017 after the court re-considered the Applicant's claim, the Court decided that the deadline for filing of the parent Company’s response will be at least 60 days from the date on which the restrictions imposed by the Authority are removed. On July 2 2017, the Authority informed the Court that the restrictions have not yet been removed. On July 3, 2017, the Court ruled that the Authority will file a further update to its notice until September 15, 2017. On September 14, 2017, the Authority filed an update notice to the Court, to the effect that the restrictions had not yet been removed. On September 14, 2017, the Court ruled that the Authority would file an additional update to the Court until December 7, 2017.

At the beginning of January 2018, the Authority filed a notice stating that the respondents to the Motion may reply to the Motion, provided that no meetings will be held with the attorneys that are attended by more than one person who is subject to restrictions as part of the criminal proceedings. On January 11 2018, the Court instructed the respondents to reply to the Motion within 60 days, i.e., no later than March 20, 2018.

On January 15, 2018, the Authority served indictments against Alexander Granovskyi, Gregory Gurtovoy and Joseph Schneerson.

On February 18, 2018, some of the respondents filed an application for stay of proceedings relating to the Motion, until the finalization of the criminal proceedings, and alternatively until all restrictions, which were placed on the respondents by the Authority are removed.

On February 26, 2018, the said respondents filed an application for deferral of the date of filing the reply to the Motion to 60 days after the issuance of a ruling in the application for stay of proceedings or after removal of all restrictions placed by the Authority as described above.
In its ruling from February 26, 2018, the court granted the extension as above.

On March 4, 2018, the Company filed a notice stating that it does not oppose to the motion and that the Court should rule according to its discretion.

On April 12, 2018, the Authority filed a notice stating that it has decided not to express its opinion regarding the Motion.

B.
Further to what is described in legal section A above On August 16 2018, the Company filed a notice whereby it intends to lodge a lawsuit against the office holders in connection with the events which are the subject matter of the motion and therefore it is no longer needed to discuss the motion to approve a derivative action. In view of Company's notice, the said motion was stricken out and by a court ruling on October 4, 2018 and the case was closed.

On November 4, 2018 the Company filed a NIS 4,183,208 lawsuit against the Company’s former controlling shareholder – Mr. Gregory Gurtovoy and against five (former) Company directors and senior office holder - Israel Joseph Schneerson, Pavel Buber, Iram Ephraim Graiver. Ilan Menachem Admon and Zalman Vigler (hereafter jointly: the “Defendants”).

According to the Company, the Defendants conspired to cause the use of millions of NIS of the Company funds as collaterals to loans extended to foreign private companies related to the Company’s controlling shareholders on dates which are relevant to the lawsuit without obtaining the required approvals from the Company’s organs and without issuing the required report to Company’s shareholders.

The lawsuit is based on the claim that an agreement signed by the Company, whereunder it has allegedly invested in the bonds of a Czech company, is not a genuine agreement; rather, it is claimed, the purpose of the agreement was to assist the then controlling shareholders (Gregory Gurtovoy and others) to secure private loans extended by the Austrian bank Meinl, while using the company's funds for their concealed and inappropriate purposes.

The Company demands that the Defendants compensate it for the funds that were not refunded to the Company (in NIS values) plus a compensation at the rate of the alternative yield and a compensation equal to the amounts paid by the Company to enable the refund of the funds.

On January 24, 2019, the Defendants filed statements of defense, various motions (to dismiss in limine and/or delay the proceedings) and a counterclaim against willi-food and against the Company as part of this proceeding. In their counterclaim the Defendants claims that they are entitled for funding of their legal defense and/or for indemnification and exemption from the Company in respect of the lawsuit and request the Court to order the Company to fund their legal defense against the Company’s lawsuit.

Since the Defendants are accused of breaching their fiduciary duty to the Company, Company’s management is of the opinion that their claims on this matter will be rejected.

On December 25 2019, the Court issued a resolution which approves an application to give a Court ruling status to a compromise agreement signed between G. Willi-Food and Mr. Ilan Admon; according to the said compromise agreement, the mutual claims lodged on behalf of the parties in this filed were rejected without issuing an order for court costs. The proceedings relating to the other defendants shall continue as planned; at this stage these proceedings are at the documents’ disclosure stage. At this preliminary stage of the proceedings, it is not yet possible to estimate the results of the proceedings. A further pre-trial hearing was set to June 4, 2020. In view of the above, Company’s management is of the opinion that the disclosure in the financial statements and in the notes thereto is sufficient.

C.
On July 23, 2017, Mr. Iram Graiver, former CEO of the Company and Willi-Food (hereinafter - “Mr. Graiver”) filed a lawsuit to the Regional Labor Court in Tel Aviv Jaffa (hereinafter - “the Labor Court”) claiming payment of social rights and different compensations at the total amount of NIS 2,377,305 (USD 634 thousand). On November 26, 2017, the Company filed a statement of defense. On July 27, 2017, the Company filed a lawsuit to the Labor Court against Mr. Graiver, demanding that he repays funds that he has taken unlawfully from the Company, amounting to NIS 1,694,325 (USD 452 thousand). According to the Company, throughout his term of employment as an office holder in the Company, the defendant has unlawfully taken from the Company salary, bonus in respect of 2016 and reimbursement of expenses. According to the Company, Mr. Graiver has done so while breaching his fiduciary duty and his duty of care towards the Company as well as the cogent provisions of the Companies Law, 5759-1999, whereby it is mandatory that payments of the type taken from the Company by Mr. Graiver are approved by the General Meeting of the Company’s shareholders; according to the Company, Mr. Graiver has not obtained such an approval. On November 26, 2017, Mr. Graiver filed a statement of defense. On November 2, 2017, a resolution was issued to join the hearings pertaining to the two proceedings described above. A preliminary hearing was held on March 7, 2018. The parties are in the process of document discovery and review. Proof hearing was held on December 18 2019, further proof hearing has yet to be scheduled. At this preliminary stage of the proceedings, it is not yet possible to assess the result of the proceedings.

D.
A lawsuit and a motion to approve it as class action was filed on March 26, 2018 against the Company to the Tel Aviv District Court for allegedly breaching some of its consumer protection duties in connection with one of its products, thereby misleading its customers. The amount of the lawsuit is NIS 2.7 million. On July 16 2019 the Tel Aviv District Court approved a Settlement agreement in amounts that are not material to the Company.

E.
A lawsuit and a motion to approve it as class action was filed on July 22, 2018, against Euro European Dairies Ltd. (Former: "Gold-Frost Ltd") (through the Company) and eight other companies to the Jerusalem District Court for allegedly not complying with the food labelling regulations in connection with one of its products and thereby misleading consumers. At this stage the amount of the lawsuit in NIS 4 million. On April 17, 2019 the court approved a settlement agreement in amounts that are immaterial to the Company.

F.
On October 29, 2009, the Company and the subsidiary Euro European Dairies Ltd. (Former: "Gold-Frost Ltd") (hereafter – the “Companies”) filed to the Rishon-LeZion Magistrates Court a lawsuit demanding the refund of import permit fees at the total amount of approximately NIS 1.3 million.

In a ruling issued on May 13 2015, the Rishon-LeZion Magistrates Court accepted the position of the Companies to the effect that the fees in respect of early registration for food import permits were collected unlawfully and that the Companies and other food importers have an independent cause to demand the repayment of the fees that were paid, by virtue of the Unjust Enrichment Law, 1979 (hereafter – the “Law”). In addition, a partial exemption from refund was determined in accordance with Section 2 of the Law in respect of an amount equivalent to 30% of the amounts of fees claimed and proven, due to the Ministry of Health’s mechanism for regulating imported food, which granted the Companies protection from criminal and civil lawsuits in respect of damage caused to consumers from damaged imported food. As a result of the ruling, the Company received in 2015 a total of approximately NIS 1.1 million.

After the Ministry of Health appealed against the ruling, on April 19 2017, a partial ruling was issued that upholds the rulings of the Magistrates Court unchanged in connection with the refund of fees and the rate of fees to be refunded; however, the question relating to the threshold for proving the damage remained outstanding. On November 15, 2015, the Companies filed a second lawsuit against the Ministry of Health for the refund of early registration fees for food import permits at the total amount of approximately NIS 2 million, which were paid by the Companies in 2009-2016. On January 1, 2018, it was proposed by the court to go to the outline of mediation. On December 31, 2019, a settlement agreement was signed under which the Company is entitled to receive NIS 0.6 million.

On December 1, 2013, the Companies filed to the Rishon-LeZion Magistrates Court a lawsuit against the Ministry of Health, demanding the refund of customs clearance fees at the total amount of approximately NIS 2.1 million. The fees were paid to the Ministry of Health in respect of clearance of food products from the port, which, according to the Companies, was in effect carried out by the Customs Authorities and therefore the fees were collected unlawfully. On May 13, 2015, a ruling was issued stating that the closure release fees were collected by the Health Ministry unlawfully. The ruling ordered the Ministry of Health to repay 70% of the fees paid by the Companies. On July 8, 2015, appeals were filed by both parties. After several appeals hearings, the court offered the parties to proceed to a mediation proceeding. The parties agreed to enter into a mediation process on all issues included in the appeal and the pending lawsuits. On December 31, 2019, a settlement agreement was signed, under which a total of NIS 1.3 million will be paid to the Companies. On January 9, 2020, the Magistrate's Court upheld the ruling.

G.
In January 2015, a lawsuit was lodged in the court of first instance in Valencia, Spain against Euro European Dairies Ltd. (Former: "Gold-Frost Ltd") (hereinafter – “Euro European Dairies”) and against the Company (hereinafter – “the Companies”) by a Spanish food manufacturer (hereinafter – “the Plaintiff”), with whom the Companies entered into an agreement for the production of Kosher food products in Spain and for the sale of these products by Euro European Dairies. The lawsuit was lodged in connection with a financial dispute in respect of a debt which was allegedly not paid to the Plaintiff; the Plaintiff also demands that the Companies compensate it for products it had produced and which, according to the statement of claim, were not collected by the Companies, and as a result the Plaintiff had to destroy them.

On July 7, 2015, the Companies were served by post with judicial documents in the Spanish language. These judicial documents pertained to service of a legal procedure in the court of first instance in Valencia. A further service of process was carried out in December 2015. In this case as well, the judicial documents were in the Spanish language.

On March 3, 2016, the court of first instance in Valencia, Spain approved the lawsuit against the Companies in an ex parte proceeding and ruled payment by the Companies of app. Euro 530 thousand (hereinafter – “Spanish Ruling”).

In April 2016, the Companies received the Spanish Ruling in the Spanish language as well as a translation of the Spanish Ruling into English. In December 2017, an enforcement order in the Spanish language was received at the Company’s offices. In the order, which was issued on November 22, 2017, the Companies are asked to provide details of assets and/or bank accounts for the purpose of enforcing the ruling in Spain.

On October 1 2018, the parties signed a compromise agreement whereby Euro European Dairies shall pay a total of Euro 150 thousand in consideration for the withdrawal of all of the Plaintiff’s claims against it. In October 22 2018, the court of first instance in Valencia approved the compromise agreement as a Court ruling.

H.
On October 21, 2017, the Company announced that Euro European Dairies Ltd. (Former: "Gold-Frost Ltd"), a wholly owned subsidiary of the Company (hereinafter – “Euro European Dairies”) received a notice from Arla Foods Amba (hereinafter - "Arla"), a material supplier of the Group in the field of dairy and dairy substitute products (hereinafter – “the Supplier”), whereby the Supplier decided not to renew the exclusive distribution agreement with Euro European Dairies, which is expected to expire on December 31, 2017.

Representatives of Euro European Dairies and the Supplier have met and reached agreements to the effect that the Supplier will continue supplying to Euro European Dairies products that will be sold by Euro European Dairies until October 2018.

Further to this announcement, the Company entered into engagements with several European dairies for the supply of a range of dairy products that will replace the products that were supplied by Arla. In August 2018, the Company launched a line of dairy products under independent brand “Euro European Dairies”.

I.
On June 4 2018, the independent auditors of Willi Food parent company- B.S.D, and the Company – the accounting firm Deloitte (Brightman Almagor Zohar) - announced the termination of its work as the independent auditor of the Company, following the decision of the Board of Directors of B.S.D to file a lawsuit against the independent auditor of the Company and others in a motion to approve a derivative action that was filed in July 2016 by shareholders of B.S.D against B.S.D, the former controlling shareholders, executives and directors in B.S.D and against B.S.D’s independent auditor. According to the notice issued by the independent auditor, such a legal dispute undermines the independent auditor’s independence.

J.
On January 15, 2018, the Tel Aviv District Attorney’s Office (Taxation and Economics) served an indictment against Alexander Granovskyi and Gregory Gurtovoy, former (indirect) controlling shareholders and office holders of the Company and of companies under its control and against Joseph Schneerson, former officer holder of the Company and of companies under its control (hereafter jointly: “the Defendants”). The Defendants were accused of offenses of theft by manager, fraudulent receipt of goods or services under aggravated circumstances, fraud and breach of trust in a corporation, false registration in corporate documents, reporting offenses under the Securities Law, non-compliance with the provisions of the Securities Regulations with the intent of misleading a reasonable investor and offenses under Section 4 of the Prohibition on Money Laundering Law.

Further to the above, on January 7, 2019, the Court was served with a plea agreement under an amended indictment (hereafter – the “Plea Agreement"), which was approved by the Tel Aviv-Jaffa District Court. Under the Plea Agreement, Gregory Gurtovoy and Joseph Schneerson were convicted of offenses of aiding theft by manager, fraud and breach of trust in a corporation, false registration in corporate documents, multiple offenses pursuant to Section 423 of the Penal Law, non-compliance with the provisions of Section 36 of the Securities Law, 1968 (hereafter – the “Securities Law”), the annual reports regulations and the immediate reports regulations; fraudulent receipt of goods or services under aggravated circumstances pursuant to Section 415 of the Penal Law and offenses of managers in a corporation. Furthermore, the Plea Agreement includes a 36-month imprisonment to Joseph Schneerson and 31-month imprisonment to Gregory Gurtovoy. Furthermore, Gregory Gurtovoy will also pay a fine of NIS 1.2 million.

As mentioned above, the Defendants were former (indirect) controlling shareholders through their control in B.G.I or senior office holders in, among others, BGI and B.S.D., the parent Company and the Company. Under the pretext of depositing the said Companies’ funds with different banks abroad, the Defendants agreed with the said banks that the Companies’ funds shall be used to secure loans to be extended to foreign private Companies related to the Defendants. Under the indictment, approximately $60 million of the said Companies’ funds (mostly BGI and B.S.D) were extracted in this manner. A total of $3 million out of the said amount was transferred in January 2016 from a Company controlled by the company to an investment that was recorded in the Company’s accounts as an investment in bonds of a hotel in the Czech Republic, while the investment was actually used to secure the repayment of a loan extended to a company, which is related to Granovskyi and Gurtovoy.

The Investment was carried out by W. Capital Ltd. (Former: "B.H.W.F.I. Ltd"), a wholly owned subsidiary of the Company (“W. Capital”), pursuant to subscription forms to purchase 300 bonds (225 actually purchased) with a nominal value of USD 10,000 each (“Subscription Forms”). The Bonds bear an annual interest rate of 6%, payable semi-annually on September 30 and December 31 of each year as of the issue date until the final maturity date of December 31, 2018. The issuer has the right to repay the Bonds with prior notice of 30 days without penalty. On June 30, 2016, the Issuer paid the first interest on account of the bond actually purchased by W. Capital in accordance with the terms thereof. On December 30, 2016, W. Capital and the Issuer signed an agreement (the “Agreement”) for an early redemption of the bonds for a total of USD 1.8 million that was to be paid by February 15, 2017.  Similarly, as part of the terms of the Agreement, the Issuer waived all its claims against W. Capital, including an alleged obligation to make an additional investment in bonds up to an aggregate amount of USD 5 million (as stated above, an amount of USD 2.25 million was invested in the past).

On March 21, 2017, a first payment in the amount of USD 200 thousand was received by the Company. Due to an uncertainty related to the collection of the remaining USD 1.6 million debt, the Company made a non-cash provision in the amount of the unpaid debt as of December 31, 2016. On July 6, 2017, a second payment in the amount of USD 400 thousand was received by the Company and therefore, the Company recorded in its financial statements a revenue at an amount equal to the amount of the second Payment. On March 26, 2018, a third payment in the amount of USD 1,145 thousand was received by the Company, and therefore, the Company recorded in its financial statements a revenue at an amount equal to the amount of the third Payment.

K.
On April 22, 2019, the Company announced that it has signed two separate and independent memorandums of understanding with Miki Food Industries Fish and Salads (1992) Ltd. and with Bikurei Hasadeh North 1994 Ltd. On September 9, 2019, the Company announced that the negotiations between the company and Miki Food Industries Fish and Salads (1992) Ltd. did not mature into an agreement and the parties ceased the discussions regarding a potential acquisition. Also, the negotiations and the due diligence process for an investment in Bikurei Hasadeh North 1994 Ltd had been discontinued.

L.
In March 2019, the Yavne municipality issued an amended municipal taxes assessment (hereafter – the “Assessment”) in respect of an asset located in Yavne, in which G. Willi-Food operates. As part of the Assessment, occupied land at the area of 3,600 square meters was added to the amount of the assessment. The municipality also amended the Assessment retroactively in respect of the years 2016-2018, such that according to the municipality the overall addition for payment amounts to NIS 734,186 as of the end of 2019. Following the said amendment of the Assessment, G. Willi-Food contested it and filed an appeal and an administrative petition, which describe G. Willi-Food’s claim against the additional amount payable in respect of 2019 and thereafter and object to the municipality’s decision to apply the amendment of the Assessment retroactively 2016-2018 contrary to a valid compromise agreement. As part of the negotiations that were conducted commensurate with the legal proceedings, an outline of a compromise was reached with the Yavne Municipality, whereby G. Willi-Food will pay a total of NIS 380 thousand in settlement of all of the claims made by the municipality with regard to the additional land as mentioned above through December 31 2020.

M.
A lawsuit and a motion to approve it as class action was filed on July 17, 2019, against G. Willi-Food and 11 other respondents to the Jerusalem District Court for allegedly not complying with the food labelling standard in connection with one of its products and thereby misleading consumers. At this stage, the amount specified in the lawsuit is NIS 4 million, since according to the plaintiff he does not have any data regarding the scope of marketing of the product, which is the subject matter of the motion. The Company and the plaintiff reached a compromise agreement whereby the plaintiff will withdraw the lawsuit and it will be stricken out at a cost which is immaterial to the Company. On November 23, 2017, the Court approved the compromise agreement and struck out the lawsuit. The applicant claimed generally that the respondents have jointly caused monetary damages of NIS 5 million and more than NIS 3 million to him and the other members of the group of plaintiffs, respectively. G. Willi-Food filed an application to dismiss the motion in limine. On March 5 2020 a pre-trial was held. During the pre-trial, the court recommended to the parties to apply an application for consent to withdraw from the request for approval until March 19, 2020. At this preliminary stage of the procedure, it is difficult to assess the chances that the motion and the lawsuit will be successful. In view of the above, Company’s management is of the opinion that the disclosure regarding the proceedings in the financial statements and in the notes thereto is sufficient.